The Gabelli International Small Cap Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.5%
	CONSUMER STAPLES — 19.4%
5,000	Glanbia plc	$54,428
30,000	Hotel Chocolat Group plc	102,812
2,420	Interparfums SA	81,167
2,700	Kameda Seika Co. Ltd.	123,622
3,000	Kobe Bussan Co. Ltd.	117,902
1,200	Laurent-Perrier	99,321
3,000	Milbon Co. Ltd.	151,069
60	Philip Morris CR AS	32,196
80,000	Premier Foods plc†	24,057
22,000	PZ Cussons plc	52,043
4,000	Sakata Seed Corp.	121,356
35,000	Stock Spirits Group plc	69,673
1,300	Viscofan SA	71,180

		1,100,826

	CONSUMER DISCRETIONARY — 15.7%
5,555	AcadeMedia AB	27,175
5,500	Beneteau SA	36,221
7,000	Crest Nicholson Holdings plc	15,114
10,000	Gamesys Group plc†	90,396
11,820	GVC Holdings plc	81,874
1,150	Hunter Douglas NV	51,824
2,200	JINS Holdings Inc.	120,469
25,000	Mandarin Oriental International Ltd.	32,000
140,000	NagaCorp. Ltd.	141,721
2,000	Tod’s SpA	66,691
10,000	Treatt plc	47,595
50,000	William Hill plc	41,450
10,000	Zojirushi Corp.	136,390

		888,920

	MATERIALS — 12.6%
6,000	Alamos Gold Inc., Cl. A	30,000
13,850	Alamos Gold Inc., Toronto, Cl. A	69,580
18,000	B2Gold Corp.	54,487
6,250	Castile Resources Ltd.†	288
20,000	Centamin plc	29,694
3,000	Endeavour Mining Corp.†	42,656
12,000	Hochschild Mining plc	15,681
1,302	Kirkland Lake Gold Ltd.	38,349
3,000	Labrador Iron Ore Royalty Corp.	35,835
4,000	MAG Silver Corp.†	30,868
15,000	OceanaGold Corp.	14,389
7,000	Pretium Resources Inc.†	39,690
12,000	Sekisui Plastics Co. Ltd.	62,003
20,000	SEMAFO Inc.†	38,798
2,000	Sumitomo Bakelite Co. Ltd.	42,070
5,000	T. Hasegawa Co. Ltd.	94,179
10,000	Teranga Gold Corp.†	49,101

Shares		Market Value
25,000	Westgold Resources Ltd.†	$29,054

		716,722

	INDUSTRIALS — 10.7%
10,000	Aida Engineering Ltd.	63,257
40,000	Chemring Group plc	99,358
2,000	Clarkson plc	56,806
4,000	Loomis AB, Cl. B	80,971
20,000	Rotork plc	52,916
2,000	Shima Seiki Manufacturing Ltd.	26,227
12,000	Signature Aviation plc	24,384
10,000	Sodick Co. Ltd.	59,493
13,000	Teraoka Seisakusho Co. Ltd.	36,427
6,000	Workspace Group plc, REIT	56,289
8,000	Yushin Precision Equipment Co. Ltd.	49,649

		605,777

	HEALTH CARE — 10.1%
3,428	AddLife AB, Cl. B	97,812
600	Bachem Holding AG, Cl. B	119,583
900	Gerresheimer AG	56,753
10,000	IRRAS AB†	5,912
15,000	Nanosonics Ltd.†	51,467
230	Siegfried Holding AG	92,562
10,000	Tristel plc	51,858
1,300	Vetoquinol SA	67,938
250	Ypsomed Holding AG	32,376

		576,261

	FINANCIALS — 7.9%
30,000	Brewin Dolphin Holdings plc	81,445
4,000	Kinnevik AB, Cl. B	65,238
10,000	Polar Capital Holdings plc	47,041
4,000	Rothschild & Co.	81,015
13,000	Tamburi Investment Partners SpA	79,770
120,000	Value Partners Group Ltd.	50,983
31,538	XPS Pensions Group plc	43,091

		448,583

	COMMUNICATION SERVICES — 7.2%
1,100	Akatsuki Inc.	36,698
2,000	Blue Prism Group plc†	27,764
30,000	HT&E Ltd.	21,036
9,000	Manchester United plc, Cl. A	135,450
4,190	Modern Times Group MTG AB, Cl. B†	32,483
4,190	Nordic Entertainment Group AB, Cl. B	87,239
4,000	RPA Holdings Inc.†	27,674
1,000	Xilam Animation SA†	38,467

		406,811

	INFORMATION TECHNOLOGY — 5.8%
24,285	Equiniti Group plc	52,357
10,000	F-Secure OYJ†	25,833
12,000	Infomart Corp.	78,968

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The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
20,000	NCC Group plc	$40,947
2,000	Nynomic AG†	31,102
3,000	PSI Software AG	57,376
6,000	Topcon Corp.	44,041

		330,624

	REAL ESTATE — 4.9%
25,000	Impact Healthcare Reit plc, REIT	28,580
4,000	PATRIZIA AG	91,520
7,000	Tosei Corp.	60,145
3,500	Warehouses De Pauw CVA, REIT	99,906

		280,151

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	12,159

	TOTAL COMMON STOCKS	5,366,834

	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
10,000	IRRAS AB, expire 04/09/20†	50

	PREFERRED STOCKS — 2.4%
	HEALTH CARE — 2.4%
1,400	Draegerwerk AG & Co. KGaA, 0.190%	134,642

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$175,000	U.S. Treasury Bill,
	0.265%††, 06/11/20	$174,972

	TOTAL INVESTMENTS — 100.0%
	(Cost $7,446,922)	$5,676,498

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	57.3%	$3,251,744
Japan	25.6	1,451,640
Canada	6.8	386,707
Asia/Pacific	3.7	211,377
Latin America	3.5	200,058
United States	3.1	174,972

	100.0%	$5,676,498

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